Financial Instruments / Risk Management - Schedule of Financial Instruments Except Long Term Financial Debt and Lease Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Trade payables	SFr 7,596	SFr 3,867
Accrued expenses and other payables	5,948	8,011
Long-term financial debt		122,449	SFr 113,502
Lease liabilities	605	633	SFr 770
Total Liabilities	20,625	135,051
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	7,596	3,867
Accrued expenses and other payables	5,948	8,011
Long-term financial debt		170,988
Lease liabilities	681	743
Total Liabilities	14,225	183,609
Less than one year | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	7,596	3,867
Accrued expenses and other payables	5,948	8,011
Lease liabilities	210	149
Total Liabilities	13,754	12,027
Over one year | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Long-term financial debt		170,988
Lease liabilities	471	594
Total Liabilities	SFr 471	SFr 171,582